Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Summary of Changes in Groups Provisions

	Legal contingencies	Other	Total
	(in € millions)
Carrying amount at January 1, 2018	53	12	65
Charged/(credited) to the consolidated statement of operations:
Additional provisions	—	5	5
Exchange differences	3	—	3
Utilized	(17)	(8)	(25)
Carrying amount at December 31, 2018	39	9	48
Charged/(credited) to the consolidated statement of operations:
Additional provisions	11	5	16
Reversal of unutilized amounts	—	(3)	(3)
Exchange differences	2	—	2
Utilized	(47)	(1)	(48)
Carrying amount at December 31, 2019	5	10	15
As at December 31, 2018
Current portion	39	3	42
Non-current portion	—	6	6
As at December 31, 2019
Current portion	5	8	13
Non-current portion	—	2	2